Cover	Jan. 05, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2024
Entity File Number	001-40696
Entity Registrant Name	PHP Ventures Acquisition Corp.
Entity Central Index Key	0001863460
Entity Tax Identification Number	86-3368971
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CT 10-06, Level 10
Entity Address, Address Line Two	Corporate Tower Subang Square
Entity Address, Address Line Three	Jalan SS15/4G
Entity Address, City or Town	Subang Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47500 Selangor
City Area Code	+60 3
Local Phone Number	5888 8485
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock Onehalf Of One Redeemable Warrant And One Right To Acquire Onetenth Of One Share Of Class Common Stock [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock
Trading Symbol	PPHPU
Security Exchange Name	NASDAQ
Class Common Stock 0. 0001 Par Value Per Share [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PPHP
Security Exchange Name	NASDAQ
Rights Exchangeable Into Onetenth Of One Share Of Class Common Stock [Member]
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common stock
Trading Symbol	PPHPR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share
Trading Symbol	PPHPW
Security Exchange Name	NASDAQ